Equity	12 Months Ended
Dec. 31, 2017
Disclosure Of Shareholders Equity [Abstract]
Equity
24.	EQUITY.

24.1 Equity attributable to the shareholders of Enel Chile

The issued capital of the Company for the year ended December 31, 2017 is Ch$2,229,108,974,538 divided into 49,092,772,762 shares. The Company was initially incorporated on January 22, 2016 under the name of Enersis Chile S.A. and its shares began to be traded on the Santiago Stock Exchange, the Electronic Stock Exchange, the Valparaíso Stock Exchange, and the New York Stock Exchange, on April 21, 2016.

For more information on the general background of Enel Chile, See Note 1,

During the years ended December 31, 2017 and 2016, the Group did not engage in any transaction of any kind with potential dilutive effects leading to diluted earnings per share that could differ from basic earnings per share.

24.2 Dividends

Dividend No.	Type of Dividend	Payment Date	Pesos per Share	Charged to
1	Final	05-24-2016	2.09338	2015
2	Interim	01-27-2017	0.75884	2016
3	Final	05-26-2017	2.47546	2016
4	Interim	01-26-2018	0.75642	2017

24.3 Foreign currency translation reserves

The following table sets forth foreign currency translation adjustments attributable to the shareholders of the Company for the years ended December 31, 2017, 2016 and 2015:

	For the years ended December 31,
	2017	2016	2015
Reserves for Accumulated Currency Translation Differences	ThCh$	ThCh$	ThCh$
GasAtacama Chile S.A. (1)	6,416,189	8,484,094	9,582,184
Electrogas (2)	—	—	1,875,303
GNL Chile S.A.	560,194	738,839	328,447
GNL Quintero S.A. (3)	—	—	637,758
TOTAL	6,976,383	9,222,933	12,423,692

(1)	From 1 January 2015, there was a change in the functional currency for this entity from the US dollar to the Chilean peso.
(2)	See Note 5.
(3)	See Note 12.b).

24.4 Restrictions on consolidated subsidiaries transferring funds to the parent

Certain of the Group’s subsidiaries must comply with financial ratio covenants which require them to have a minimum level of equity or other requirements that restrict the transferring of assets to the Company. The Group’s restricted net assets as of December 31, 2017 and 2016 from its subsidiary Enel Generación Chile S.A. totaled ThCh$456,844,078 and ThCh$458,309,294, respectively.

24.5 Other reserves

Other reserves within Equity attributable to Enel Chile for the years ended December 31, 2017, 2016 and 2015 are as follows:

	Balance at January 1, 2017	2017 Changes	Balance at December 31, 2017
Other reserves	ThCh$	ThCh$	ThCh$
Exchange differences on translation (a)	9,222,933	(2,246,550)	6,976,383
Cash flow hedges (b)	(76,218,470)	43,368,734	(32,849,736)
Available-for-sale financial assets	9,955	1,329	11,284
Other miscellaneous reserves (c)	(969,740,120)	(1,728,359)	(971,468,479)
Other comprehensive income from non-current assets held for Sale (d)	1,632,724	(1,632,724)	—
TOTAL	(1,035,092,978)	37,762,430	(997,330,548)

	Balance at January 1, 2016	2016 Changes	Balance at December 31, 2016
Other reserves	ThCh$	ThCh$	ThCh$
Exchange differences on translation (a)	12,423,692	(3,200,759)	9,222,933
Cash flow hedges (b)	(121,503,052)	45,284,582	(76,218,470)
Available-for-sale financial assets	14,835	(4,880)	9,955
Other comprehensive income from non-current assets held for sale (d)	—	1,632,724	1,632,724
Other miscellaneous reserves (c)	(849,525,427)	(120,214,693)	(969,740,120)
TOTAL	(958,589,952)	(76,503,026)	(1,035,092,978)

	Balance at January 1, 2015	2015 Changes	Balance at December 31, 2015
Other reserves	ThCh$	ThCh$	ThCh$
Exchange differences on translation (a)	11,443,966	979,726	12,423,692
Cash flow hedges (b)	(66,850,863)	(54,652,189)	(121,503,052)
Available-for-sale financial assets	14,046	789	14,835
Other miscellaneous reserves (c)	(873,486,367)	23,960,940	(849,525,427)
TOTAL	(928,879,218)	(29,710,734)	(958,589,952)

a)

Exchange differences on translation: These reserves arise primarily from exchange differences relating to: (i) Translation of the financial statements of our subsidiaries from their functional currencies to our presentation currency (i.e. Chilean peso) (see Note 2.7.3).

b)	Cash flow hedging reserves: These reserves represent the cumulative effective portion of gains and losses recognized in cash flow hedges (see Note 3.g.5 and 3.h).

c)	Other miscellaneous reserves

The main items and their effects are the following:

	For the years ended
	2017	2016	2015
Other Miscellaneous Reserves	ThCh$	ThCh$	ThCh$
Reserve for corporate reorganization ("Spin-Off") (i)	(534,057,733)	(532,330,290)	(421,335,641)
Reserve for transition to IFRS (ii)	(457,221,836)	(457,221,836)	(457,221,836)
Reserve for subsidiaries transactions (iii)	12,502,494	12,502,494	12,502,494
Other Miscellaneous Reserves (iv)	7,308,596	7,309,512	16,529,556
TOTAL	(971,468,479)	(969,740,120)	(849,525,427)

(i)

Reserve for corporate reorganization (“Spin-Off”): Corresponds to the effects from the corporate reorganization of the Company, as described in Note 1, and the separation of the foreign business in Enel Américas. This reserve includes the effect of the taxes that Enel Generación Chile (formerly named Endesa Chile) and Enel Distribución Chile (formerly named Chilectra Chile) paid in Peru for transferring their investments to Endesa Américas and Chilectra Américas. The tax payments made by Enel Generación Chile, in March 2016, and Enel Distribución Chile, in April 2016, were 577 million Soles (ThCh$100,978,571) and 74 million Soles (ThCh$15,193,186), respectively. The calculation basis for determining the tax corresponds to the difference between the market value of the investments, to the date of the transfer, and the cost of tax acquisition of the participations. The net economic effect on the opening equity was ThCh$90,274,727.

It should be noted that, being directly linked to the split transaction, the accounting record of this tax has been made directly in equity, specifically in Other reserves, following the nature of the main transaction (transaction with shareholders), (See Notes 1 and 2).

(ii)

Reserve for transition to IFRS: In accordance with Official Bulletin No. 456 from the CMF, included in this line item is the monetary correction corresponding to the accumulated paid-up capital from the date of our transition to IFRS, January 1, 2004, to December 31, 2008.

(iii)	Reserve for subsidiaries transactions: Corresponds to the effect of acquisition of equity interests in subsidiaries that were accounted for as transactions between entities under common control.

(iv)	Other miscellaneous reserves from transactions made in prior years.

24.6 Non-controlling Interests

The detail of non-controlling interests is as follows:

		Non-controlling Interests
		Equity			Profit (Loss)
	12-31-2017	12-31-2017	12-31-2016	12-31-2015	12-31-2017	12-31-2016	12-31-2015
Companies	%	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Enel Distribución Chile S.A.	0.91%	6,223,363	6,441,611	5,751,343	961,490	1,210,871	1,294,111
Enel Generación Chile S.A.	40.02%	784,999,394	680,725,188	590,091,089	167,465,216	173,299,349	84,976,889
Empresa Eléctrica Pehuenche S.A.	7.35%	9,963,472	10,008,502	10,900,863	5,649,253	6,512,893	8,674,207
Sociedad Agrícola de Cameros Ltda.	42.50%	2,596,764	2,636,470	2,675,177	(39,706)	(38,707)	191,838
Other		(205,346)	(209,417)	(199,191)	(984)	126,845	(7,291)
TOTAL		803,577,647	699,602,354	609,219,281	174,035,269	181,111,251	95,129,754